Supplement dated March 31, 2023 to the Statements of Additional Information, dated, May 1, 2022 and June 1, 2022, as may be revised or supplemented from time to time, for the following Funds:

Loomis Sayles Bond Fund

Loomis Sayles Investment Grade Fixed Income Fund

Effective immediately, the third paragraph in the section “Portfolio Holdings Information” is revised and amended to delete the reference to Electra Information Systems, Inc. and to include the following:

Gresham Technologies plc (daily disclosure of full portfolio holdings) for the purpose of performing certain electronic reconciliations of portfolio holdings of the Funds.

AEW Global Focused Real Estate Fund	Loomis Sayles Strategic Income Fund
Loomis Sayles High Income Fund	Natixis Oakmark Fund
Loomis Sayles International Growth Fund	Natixis Oakmark International Fund
Loomis Sayles Investment Grade Bond Fund	Natixis U.S. Equity Opportunities Fund
Loomis Sayles Strategic Alpha Fund

Effective immediately, the fourth paragraph in the section “Portfolio Holdings Information” is revised and amended to delete the reference to Electra Information Systems, Inc. and to include the following:

Gresham Technologies plc (daily disclosure of full portfolio holdings) for the purpose of performing certain electronic reconciliations of portfolio holdings of the Funds.

Natixis Sustainable Future 2015 Fund®	Natixis Sustainable Future 2045 Fund®
Natixis Sustainable Future 2020 Fund®	Natixis Sustainable Future 2050 Fund®
Natixis Sustainable Future 2025 Fund®	Natixis Sustainable Future 2055 Fund®
Natixis Sustainable Future 2030 Fund®	Natixis Sustainable Future 2060 Fund®
Natixis Sustainable Future 2035 Fund®	Natixis Sustainable Future 2065 Fund®
Natixis Sustainable Future 2040 Fund®

Effective immediately, the fifth paragraph in the section “Portfolio Holdings Information” is revised and amended to delete the reference to Electra Information Systems, Inc. and to include the following:

Gresham Technologies plc (daily disclosure of full portfolio holdings) for the purpose of performing certain electronic reconciliations of portfolio holdings (Harris Associates and Loomis Sayles sleeves).

Supplement dated March 31, 2023 to the Statements of Additional Information, dated, February 1, 2023 and May 1, 2022, as may be revised or supplemented from time to time, for the following Funds:

Loomis Sayles Core Plus Bond Fund	Loomis Sayles Institutional High Income Fund
Loomis Sayles Credit Income Fund	Loomis Sayles Intermediate Duration Bond Fund
Loomis Sayles Fixed Income Fund	Loomis Sayles Limited Term Government and Agency Fund
Loomis Sayles Global Allocation Fund	Loomis Sayles Securitized Asset Fund
Loomis Sayles Global Bond Fund	Loomis Sayles Small Cap Growth Fund
Loomis Sayles Growth Fund	Loomis Sayles Small Cap Value Fund
Loomis Sayles High Income Opportunities Fund	Loomis Sayles Small/Mid Cap Growth Fund
Loomis Sayles Inflation Protected Securities Fund

Effective immediately, the third paragraph in the section “Portfolio Holdings Information” is revised and amended to delete the reference to Electra Information Systems, Inc. and to include the following:

Entity	Fund(s)	Holdings	Frequency	Purpose
Gresham Technologies plc	All Funds	Full portfolio holdings	Daily	Performing certain electronic reconciliations of portfolio holdings of the Funds

AlphaSimplex Global Alternatives Fund	Vaughan Nelson Mid Cap Fund
AlphaSimplex Managed Futures Strategy Fund	Vaughan Nelson Small Cap Value Fund

Effective immediately, the third paragraph in the section “Portfolio Holdings Information” is revised and amended to delete the reference to Electra Information Systems, Inc. and to include the following:

Entity	Fund(s)	Holdings	Frequency	Purpose
Gresham Technologies plc	Global Alternatives Fund, Managed Futures Strategy Fund, Mid Cap Fund, Small Cap Value Fund	Full portfolio holdings	Daily	Performing electronic reconciliations of portfolio holdings of the Funds